UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents		$ 2,342	$ 2,071
Financial assets		240	669
Accounts receivable and other		4,912	4,455
Inventory		470	454
Assets classified as held for sale		4,202	1,958
Current assets		12,166	9,607
Property, plant and equipment		52,497	50,847
Intangible assets		16,509	14,521
Investments in associates and joint ventures		5,369	5,672
Investment properties		2,696	5,063
Goodwill		14,540	14,101
Financial assets		558	726
Other assets		4,197	3,933
Deferred income tax asset		159	120
Total assets		108,691	104,590
Liabilities
Accounts payable and other		5,968	5,758
Corporate borrowings		1,145	850
Non-recourse borrowings		3,490	2,838
Financial liabilities		374	248
Liabilities directly associated with assets classified as held for sale		2,792	1,209
Current liabilities		13,769	10,903
Corporate borrowings		3,843	3,692
Non-recourse borrowings		44,150	43,714
Financial liabilities		2,793	2,532
Other liabilities	[1]	6,647	6,209
Deferred income tax liability		7,820	7,667
Preferred shares		20	20
Total liabilities		79,042	74,737
Partnership capital
Limited partners		4,445	4,704
General partner		23	27
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		1,830	1,926
BIPC exchangeable shares and class A.2 exchangeable shares		1,273	1,355
Exchangeable units	[2]	54	62
Interest of others in operating subsidiaries		20,909	20,568
Preferred unitholders		822	918
Total partnership capital		29,649	29,853
Total liabilities and partnership capital		$ 108,691	$ 104,590

[1]	1.$1.8 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability
[2]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.